Consolidated Statement of Changes in Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Treasury Stock	Additional Paid-in Capital	Unearned Compensation	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2009	$ 23,052	$ 32	$ (2,964)	$ 23,723	$ (162)	$ 2,000	$ 423
Beginning Balance (in shares) at Dec. 31, 2009		3,192
Comprehensive income (loss):
Net income	238					238
Other comprehensive income:
Unrealized appreciation (depreciation) on available-for-sale securities - Net of tax of ($269) in 2011 and ($143) in 2010	(277)						(277)
Total comprehensive income (loss)	(39)
Stock options/MRP shares expensed	223			99	124
Ending Balance at Dec. 31, 2010	23,236	32	(2,964)	23,822	(38)	2,238	146
Ending Balance (in shares) at Dec. 31, 2010		3,192
Comprehensive income (loss):
Net income	742					742
Other comprehensive income:
Unrealized appreciation (depreciation) on available-for-sale securities - Net of tax of ($269) in 2011 and ($143) in 2010	522						522
Total comprehensive income (loss)	1,264
Stock options/MRP shares expensed	68			31	37
Ending Balance at Dec. 31, 2011	$ 24,568	$ 32	$ (2,964)	$ 23,853	$ (1)	$ 2,980	$ 668
Ending Balance (in shares) at Dec. 31, 2011		3,192